Document And Entity Information	Jun. 24, 2026
Document Information [Line Items]
Entity, Registrant Name	HARTMAN vREIT XXI, INC.
Document, Type	8-K
Document, Period End Date	Jun. 24, 2026
Entity, Incorporation, State or Country Code	MD
Entity, File Number	333-207711
Entity, Tax Identification Number	38-3978914
Entity, Address, Address Line One	2909 Hillcroft, Suite 420
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77057
City Area Code	713
Local Phone Number	467-2222
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001654948